OTHER INCOME, BY FUNCTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income Text Block Abstract
Delta airlines compensation	$ 30,408	$ 118,188,000	$ 132,467,000